SCHEDULE OF RELATED PARTY TRANSACTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mr. hon pan se [member] | Shareholder loans [member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Ultimate beneficial shareholder
Description of transactions with related party	Interest expense on shareholder loans
Outstanding of related party transactions	$ 73,102	$ 197,066	$ 405,872
Mr. hon pan se [member] | Convertible bonds [member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Ultimate beneficial shareholder
Description of transactions with related party	Interest expense on convertible bonds
Outstanding of related party transactions		71,865	102,149
Fo shan sunde daziran [member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Joint control over the entity by ultimate beneficial shareholder
Description of transactions with related party	Lease payments made
Outstanding of related party transactions		55,263	24,197
Fo shan sunde changcheng [member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Joint control over the entity by ultimate beneficial shareholder
Description of transactions with related party	Lease payments made
Outstanding of related party transactions	$ 20,535	$ 6,523